OTHER INVESTMENTS (Details) ₽ in Millions	12 Months Ended
Dec. 31, 2016 RUB (₽)
Other investments
Long term deposits	₽ 27,056
Mr. Pierre Fattouche and Mr. Moussa Fattouche
Other investments
Loan granted to non-controlling interest holders	₽ 5,802
MTS Armenia | Mr. Pierre Fattouche and Mr. Moussa Fattouche
Other investments
Ownership interest held by non-controlling share holders	20.00%